ULTRA VARIABLE LIFE ULTRANNUITY SERIES V VARIABLE ANNUITY ULTRANNUITY SERIES I VARIABLE ANNUITY

Prospectus Supplement Dated February 6, 2006

Important Information about
Scudder Variable Series I and Scudder Investments VIT Funds

Effective February 6, 2006, Scudder Investments will change its name to DWS Scudder and the Scudder funds will be renamed DWS Funds. All references in the Prospectus to the Scudder Funds and corresponding variable investment options are changed as follows:

Name Before February 6, 2006:	Name Effective February 6, 2006:
Scudder VIT Small Cap Index	DWS Small Cap Index VIP
Scudder VS1 Global Discovery	DWS Global Opportunities VIP
Scudder VS1 Growth and Income	DWS Growth & Income VIP
Scudder VS1 International	DWS International VIP
Scudder SVS Bond*	DWS Bond VIP*
Scudder SVS Money Market*	DWS Money Market VIP*

*This variable investment option is available only under the Ultrannuity Series I Variable Annuity.

Investors should retain this supplement for future reference.

COMPANION LIFE INSURANCE COMPANY, Variable Product Services Mailing Address: P.O. Box 750497, Topeka, Kansas 66675-0497 1-800-494-0067